Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Geographical
Revenue	$ 1,315.7	$ 1,300.0
Royalty, stream and working interests	4,927.5	5,149.3
Deferred income tax assets (note 5)	227.2	235.9
Oil and gas well equipment	5.6	5.4
Peru
Geographical
Revenue	186.0	228.2
Royalty, stream and working interests	769.6	844.2
Chile
Geographical
Revenue	128.8	116.5
Royalty, stream and working interests	469.0	460.1
Panama
Geographical
Revenue	223.3	235.0
Royalty, stream and working interests	1,219.7	1,268.0
Brazil
Geographical
Revenue	40.7	59.4
Royalty, stream and working interests	476.1	519.2
Other
Geographical
Revenue	81.0	90.1
Royalty, stream and working interests	138.8	150.4
United States
Geographical
Revenue	327.5	270.3
Royalty, stream and working interests	1,143.3	1,188.3
Canada
Geographical
Revenue	205.9	186.9
Royalty, stream and working interests	542.6	515.8
Deferred income tax assets (note 5)	227.2	275.6
Rest of World
Geographical
Revenue	122.5	113.6
Royalty, stream and working interests	$ 168.4	$ 203.3